OTHER ASSETS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OTHER ASSETS
Equipment installments receivable	$ 703.5	$ 648.0
Contract costs	215.3	231.7
Contract assets	185.7	171.9
Audiovisual content	73.7	54.5
Other	221.9	60.9
Other assets	1,400.1	1,167.0
Less current portion: Equipment installments receivable (included in "Accounts receivable")	(526.0)	(475.9)
Less current portion: Contract costs (included in "Other current assets")	(127.3)	(126.8)
Less current portion: Contract assets	(139.6)	(125.4)
Less current portion: Audiovisual content (included in "Inventories")	(42.6)	(54.5)
Less current portion: Other (included in "Accounts receivable")	(55.0)	(35.9)
Total	509.6	348.5
Impairment loss on contract assets	0.4	2.8	$ 9.9
Amortization of contract costs	155.8	128.9	$ 81.4
Government Credits Receivable	$ 219.6	$ 59.6